Income Taxes - Changes in valuation allowance for deferred tax assets (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020		Mar. 31, 2019
Income Tax [Abstract]
Increase (decrease) of valuation allowances of certain foreign subsidiaries	¥ 48,883		¥ (59,330)		¥ 11,843
Increase (decrease) in valuation allowances related to operating loss carryforwards			(8,637)		6,265
Increase (decrease) of valuation allowances related to Japanese subsidiaries and the Company as a result of changes in the expected realization of deferred tax assets					14,976
Reduction of valuation allowances related to expiration of operating loss carryforwards					10,448
Total, Net change during the year	39,603	[1]	(56,505)	[2]	¥ 22,636	[3]
Increase (decrease) in valuation allowances related to valuation of financial instruments	(5,871)		¥ 11,462
Reduction of valuation allowances related to to valuation of financial instruments	¥ 3,409

[1]	Primarily includes an increase of ¥48,883 million of valuation allowances of certain foreign subsidiaries mainly due to an increase in valuation allowances related to operating loss carryforwards, a reduction of ¥5,871 million of valuation allowances mainly due to an increase in valuation of financial instruments, and a reduction of ¥3,409 million of valuation allowances related to Japanese subsidiaries and the Company mainly due to an increase of valuation of financial instruments and a decrease of accrued pension and severance costs. In total, ¥39,603 million of allowances increased for the year ended March 31, 2021.
[2]	Primarily includes a reduction of ¥59,330 million of valuation allowances of certain foreign subsidiaries mainly by expiration of loss carryforwards, an increase of ¥11,462 million of valuation allowances mainly due to a decrease of valuation of financial instruments, and a reduction of ¥8,637 million related to Japanese subsidiaries and the Company mainly by utilization of loss carryforwards. In total, ¥56,505 million of allowances decreased for the year ended March 31, 2020.
[3]	Primarily includes an increase of ¥11,843 million of valuation allowances of certain foreign subsidiaries mainly due to an increase in valuation allowances related to operating loss carryforwards, partially offset by a decrease of valuation allowances related to accrued expenses and provisions, an increase of ¥6,265 million related to Japanese subsidiaries and the Company because of an increase in valuation allowances related to operating loss carryforwards recognized in the current year, an increase of ¥14,976 million of valuation allowances related to Japanese subsidiaries and the Company as a result of changes in the expected realization of deferred tax assets, and a reduction of ¥10,448 million of valuation allowances related to expiration of operating loss carryforwards. In total, ¥22,636 million of allowances increased for the year ended March 31, 2019.